Exhibit 99.1

World Omni Auto Receivables Trust 2020-A

Monthly Servicer Certificate

January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	596,747,571.83	26,651
Yield Supplement Overcollateralization Amount 12/31/20	22,781,548.77	0
Receivables Balance 12/31/20	619,529,120.60	26,651
Principal Payments	22,232,703.32	476
Defaulted Receivables	1,083,959.87	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	21,580,711.50	0
Pool Balance at 01/31/21	574,631,745.91	26,138

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.18%
Prepayment ABS Speed	1.55%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,409,544.66	166
Past Due 61-90 days	1,214,333.12	54
Past Due 91-120 days	39,713.99	3
Past Due 121+ days	0.00	0
Total	5,663,591.77	223

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	760,832.43
Aggregate Net Losses/(Gains) - January 2021	323,127.44
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.63%
Prior Net Losses Ratio	1.08%
Second Prior Net Losses Ratio	1.26%
Third Prior Net Losses Ratio	0.77%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	6,608,265.08
Actual Overcollateralization	6,608,265.08
Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	52.46

Flow of Funds	$ Amount
Collections	26,763,410.74
Investment Earnings on Cash Accounts	107.57
Servicing Fee(1)	(516,274.27)
Transfer to Collection Account	-
Available Funds	26,247,244.04

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	461,786.13
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,693,228.84
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,608,265.08
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,270,666.66
(12) Collection Account Redeposits	1,606,000.00

Total Distributions of Available Funds	26,247,244.04

Servicing Fee	516,274.27
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 01/15/21	589,884,974.75
Principal Paid	21,861,493.92
Note Balance @ 02/16/21	568,023,480.83

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2a
Note Balance @ 01/15/21	118,889,553.97
Principal Paid	12,936,978.11
Note Balance @ 02/16/21	105,952,575.86
Note Factor @ 02/16/21	58.4727240%

Class A-2b
Note Balance @ 01/15/21	82,015,420.78
Principal Paid	8,924,515.81
Note Balance @ 02/16/21	73,090,904.97
Note Factor @ 02/16/21	58.4727240%

Class A-3
Note Balance @ 01/15/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	274,400,000.00
Note Factor @ 02/16/21	100.0000000%

Class A-4
Note Balance @ 01/15/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	76,910,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	25,110,000.00
Note Factor @ 02/16/21	100.0000000%

Class C
Note Balance @ 01/15/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	12,560,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	509,083.46
Total Principal Paid	21,861,493.92
Total Paid	22,370,577.38

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	101,056.12
Principal Paid	12,936,978.11
Total Paid to A-2a Holders	13,038,034.23

Class A-2b
One-Month Libor	0.12650%
Coupon	0.41650%
Interest Paid	30,363.93
Principal Paid	8,924,515.81
Total Paid to A-2b Holders	8,954,879.74

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6098415
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.1883298
Total Distribution Amount	26.7981713

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5577049
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	71.3961264
Total A-2a Distribution Amount	71.9538313

A-2b Interest Distribution Amount	0.2429114
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	71.3961265
Total A-2b Distribution Amount	71.6390379

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	123.20
Noteholders' Third Priority Principal Distributable Amount	574.52
Noteholders' Principal Distributable Amount	302.28

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	2,092,197.46
Investment Earnings	45.28
Investment Earnings Paid	(45.28)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,310,554.48	$5,690,400.90	$3,566,178.97
Number of Extensions	87	204	122
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.88%	0.54%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.